Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT CORE FUNDS
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024